UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Heather Leonard
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Heather Leonard                      Alexandria, Virginia         05-12-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 15
                                        -------------------

Form 13F Information Table Value Total: $369,617
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-Mar-09


                                                                                                   Voting Authority
                                                                                                 --------------------
                                 Title of             Value      Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)   Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------   ----------  ---  ----  -------  --------  ------- ------  ----
ISHARES BARCLAYS SHORT TREASUR    COM      464288679   123351   1118425      SH         Sole              301186.9         817237.9
SPDR BARCLAYS CAPITAL 1-3 MONT    COM      78464A680   119893   2614329      SH         Sole              706459.3          1907870
iSHARES BARCLAYS 1-3 YEAR TREA    COM      464287457   126222   1496935      SH         Sole              406865.6          1090069
AMERICAN EXPRESS CO.              COM      025816109        5       400      SH         Sole                   400
ANADARKO PETROLEUM CORP           COM      032511107       16       400      SH         Sole                   400
APACHE CORP COM                   COM      37411105        26       400      SH         Sole                   400
BANK OF NEW YORK MELLON CORP      COM      64058100        13       471      SH         Sole                   471
CATERPILLAR INC DEL COM           COM      149123101        6       200      SH         Sole                   200
CHEVRONTEXACO CORP COM            COM      166764100       21       308      SH         Sole                   308
DUN & BRADSTREET DEL COM NEW      COM      26483E100       15       200      SH         Sole                   200
GENERAL ELEC CO COM               COM      369604103        8       800      SH         Sole                   800
HALLIBURTON CO COM                COM      406216101        7       470      SH         Sole                   470
NOBLE CORPORATION, BAARNAMEN-AKT. COM      h5833n103        3       120      SH         Sole                                    120
READ-RITE CO DELISTED 8/23/05     COM      755246204        0        20      SH         Sole                                     20
WAL-MART STORES INC               COM      931142103       31       600      SH         Sole                   600